INVESTMENTS, DEBT AND DERIVATIVES - Impact of hedge accounting on equity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of risk management strategy related to hedge accounting [line items]
Equity at beginning of period	$ 767	$ 1,505
Transfer from OCI to income statement on disposal of subsidiary		(558)
Equity at end of period	1,071	767
Reserve of exchange differences on translation
Disclosure of risk management strategy related to hedge accounting [line items]
Equity at beginning of period	(8,808)	(8,933)
Foreign currency revaluation of the foreign operations		125
Transfer from OCI to income statement on disposal of subsidiary	3,384
Foreign currency revaluation of the foreign operations	30
Other comprehensive income / (loss) (excluding reclassification adjustments)	(596)
Equity at end of period	$ (5,990)	$ (8,808)